UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



                Report for the Calendar Year or Quarter Ended June 30, 2003

Check here if Amendment:           |X|; Amendment Number: 1*

This Amendment (Check only one):   |X| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Errol M Rudman

Address:    153 East 53rd Street, 48th Floor
            New York, NY 10022

13F File Number: 28-2596

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

* This amendment was filed for the sole purpose of correcting the address of the Institutional Manager filing this report.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Errol M Rudman
Title:      Investment Manager
Phone:      (212) 521-5160


Signature, Place and Date of Signing:

/s/ Errol M. Rudman          New York, New York           August 13, 2003
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]               [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
            NONE

                                   Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              0

Form 13F Information Table Entry Total:        59

Form 13F Information Table Value Total:  $179,264
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                                                    FORM 13F INFORMATION TABLE
                                                          Errol M Rudman
                                                           June 30, 2003


COLUMN 1                        COLUMN  2        COLUMN 3   COLUMN 4      COLUMN 5          COLUMN 6    COLUMN 7       COLUMN 8

                                                             VALUE    SHRS OR   SH/ PUT/    INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS   CUSIP      (X$1000)  PRN AMT   PRN CALL    DISCRETION  MANAGERS  SOLE  SHARED  NONE
--------------                  --------------   -----      --------  -------   --------    ----------  --------  ----  ------  ----

AKAMAI TECHNOLOGIES INC         COM              00971T101     5376   1124720   SH          SOLE                 1124720
ALLIED WASTE INC                COM PAR $.01NEW  019589308     6234    620300   SH          SOLE                  620300
AMGEN CORP                      COM              031162100     8467    128401   SH          SOLE                  128401
AMPHENOL CORP NEW               CL A             032095101     7491    160006   SH          SOLE                  160006
AOL TIME WARNER INC             COM              00184A105     4617    286950   SH          SOLE                  286950
ARRIS GROUP INC                 COM              04269Q100      223     45000   SH          SOLE                   45000
AT&T CORP                       COM NEW          001957505     1251     65000   SH          SOLE                   65000
AT&T WIRELESS SERVICES INC      COM              00209A106     3135    381840   SH          SOLE                  381840
BIOSPHERE MEDICAL INC           COM              09066V103     2460    410024   SH          SOLE                  410024
BOSTON COMMUNICATIONS GROUP     COM              100582105      423     25000   SH          SOLE                   25000
BOWATER INC                     COM              102183100     2584     69000   SH          SOLE                   69000
BRRIGGS & STRATTON CORP         COM              109043109      262     15000   SH          SOLE                   15000
CABLEVISION SYS CORP            CL A NY CABLVS   12686C109     8506    409723   SH          SOLE                  409723
CALPINE CORP                    COM              131347106      576     87300   SH          SOLE                   87300
CENDANT CORP                    COM              151313103     3517    191950   SH          SOLE                  191950
CHARTER COMMUNICATIONS INC D    CL A             161175107      783    210000   SH          SOLE                  210000
CHICAGO MERCANTILE HLDGS INC    CL A             167760107     4683     67250   SH          SOLE                   67250
CITIGROUP INC                   COM              172967101     5817    135900   SH          SOLE                  135900
COMVERSE TECHNOLOGY             COM PAR $0.10    205862402      671     44700   SH          SOLE                   44700
CSX CORP                        COM              126408103     3383    112420   SH          SOLE                  112420
ENPRO INDS INC                  COM              29355X107      588     55000   SH          SOLE                   55000
FOX ENTMT GROUP INC             CL A             35138T107     4459    154950   SH          SOLE                  154950
HCA INC                         COM              404119109     5202    162350   SH          SOLE                  162350
HILTON HOTELS CORP              COM              432848109      724     56600   SH          SOLE                   56600
LEAPFROG ENTERPRISES INC        CL A             52186N106     1625     51100   SH          SOLE                   51100
LIBERTY MEDIA CORP  NEW         COM SER A        530718105     3546    306788   SH          SOLE                  306788
LIFEPOINT HOSPITALS INC         COM              53219L109     5130    243020   SH          SOLE                  243020
MCLEODUSA                       CL A             582266706      294    200000   SH          SOLE                  200000
MEADWESTVACO CORP               COM              582266706     1272     51500   SH          SOLE                   51500
MERRILL LYNCH & CO INC          COM              590188108     3543     75900   SH          SOLE                   75900
MOHAWK INDS INC                 COM              608190104     5196     93580   SH          SOLE                   93580
MORGAN STANLEY                  COM NEW          617446448      428     10000   SH          SOLE                   10000
NEWHALL LAND & FARMING CO CA    DEPOSITARY REC   651426108      602     19900   SH          SOLE                   19900
OXFORD HEALTH PLANS INC         COM              691471106     1557     37050   SH          SOLE                   37050
RELIANT RES INC                 COM              75952B105      797    130000   SH          SOLE                  130000
ROADWAY CORP                    COM              769742107     3495    122450   SH          SOLE                  122450
SIRIUS SATELLITE RADIO INC      COM              82966U103      412    243500   SH          SOLE                  243500
SOLECTRON CORP                  COM              834182107      187     50000   SH          SOLE                   50000
STATE STR CORP                  COM              857477103     2364     60000   SH          SOLE                   60000
SYMBOL TECHNOLOGIES INC         COM              871508107     2706    208000   SH          SOLE                  208000
TENET HEALTHCARE CORP           COM              88033G100      638     54750   SH          SOLE                   54750
TIME WARNER TELECOM INC         CL A             887319101     5588    910050   SH          SOLE                  910050
TIMKEN CO                       COM              887389104     1860    106200   SH          SOLE                  106200
TITAN  CORP                     COM              888266103      617     60000   SH          SOLE                   60000
TORO CO                         COM              891092108     1002     25200   SH          SOLE                   25200
***TYCO INTL LTD NEW            COM              902124106     1260     66400   SH          SOLE                   66400
VCAMPUS CORP                    COM NEW          92240C308      225     93785   SH          SOLE                   93785
VERINT SYS INC                  COM              92343X100     5690    224460   SH          SOLE                  224460
VISHAY INTERTECHNOLOGY INC      COM              928298108     2104    159400   SH          SOLE                  159400
VISTACARE INC                   CL A             92839Y109     4407    180100   SH          SOLE                  180100
WASTE MGMT INC DEL              COM              94106L109     1778     73800   SH          SOLE                   73800
YELLOW CORP                     COM              985509108     4792    205750   SH          SOLE                  205750
***ACCENTURE LTD BERMUDA        CL A             G1150G111     4665    257900   SH          SOLE                  257900
***PLATINUM UNDERWRITER HLDGS   COM              G7127P100     1563     57600   SH          SOLE                   57600
GOLDMAN SACHS GROUP INC         CALL             38141G104     3769     45000   SH   CALL   SOLE                   45000
JANUS CAP GROUP INC             CALL             47102X105     1640    100000   SH   CALL   SOLE                  100000
HANCOCK JOHN FINL SVCS INC      CALL             41014S106     4364    142000   SH   CALL   SOLE                  142000
JOHNSON & JOHNSON               PUT              478160104    15510    300000   SH   PUT    SOLE                  300000
MORGAN STANLEY                  CALL             617446448     3206     75000   SH   CALL   SOLE                   75000

                                                             179264  10059567                                   10059567

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